FAIR VALUE MEASUREMENTS - Market assumptions for valuation of the public warrants (Details)	Mar. 31, 2026 USD ($) $ / shares	May 05, 2025 $ / shares Y
Public and Private Placement Warrants
FAIR VALUE MEASUREMENTS
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]		us-gaap:MonteCarloModelMember
Public and Private Placement Warrants | Volatility
FAIR VALUE MEASUREMENTS
Warrant, measurement input		0.057
Public and Private Placement Warrants | Risk free rate
FAIR VALUE MEASUREMENTS
Warrant, measurement input		0.0379
Public and Private Placement Warrants | Market implied likelihood of completing a Business Combination
FAIR VALUE MEASUREMENTS
Warrant, measurement input		0.172
Public and Private Placement Warrants | Share price
FAIR VALUE MEASUREMENTS
Warrant, measurement input		9.886
Public and Private Placement Warrants | Weighted terms (Yrs)
FAIR VALUE MEASUREMENTS
Warrant, measurement input | Y		2.86
Public Warrants
FAIR VALUE MEASUREMENTS
Fair value of warrants | $	$ 3,132,600
Par value per warrant	$ 0.227
Private Warrants
FAIR VALUE MEASUREMENTS
Fair value of warrants | $	$ 1,567,638
Par value per warrant	$ 0.231